Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 557,041	₩ 398,797
Contract liabilities	365,610	347,462
long term construction contract [Member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	98,288	104,655
Contract liabilities	₩ 47,832	₩ 10,172